Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 117,426	$ 16,539	¥ 44,317	¥ 56,807
Costs of revenues	(42,115)	(5,932)	(15,098)	(20,777)
Gross profit	75,311	10,607	29,219	36,030
Operating expenses:
Sales and marketing expenses	(60,389)	(8,506)	(53,116)	(43,229)
General and administrative expenses	(150,092)	(21,140)	(151,065)	(187,388)
Research and development expenses	(167,315)	(23,566)	(135,082)	(137,148)
Total operating expenses	(377,796)	(53,212)	(339,263)	(367,765)
Other operating income	6,233	878	6,094	11,199
Operating loss	(296,252)	(41,727)	(303,950)	(320,536)
Other income (expenses)
Interest and investment income	8,484	1,195	4,669	5,143
Interest expenses	(2,930)	(413)	(2,145)	(1,803)
Amortization of debt discounts	(12,023)	(1,693)	(1,674)	0
Foreign currency exchange (losses) gains, net	394	55	(1,488)	(827)
Other non-operating income	1,966	277	1,944	6,086
Other non-operating expenses	(214)	(30)	(26,804)	(1,549)
Total other income (expenses)	(4,323)	(609)	(25,498)	7,050
Loss before income tax and (loss) income from equity method investment	(300,575)	(42,336)	(329,448)	(313,486)
Income tax expenses	(206)	(29)	(79)	(134)
Loss before (loss) income from equity method investment	(300,781)	(42,365)	(329,527)	(313,620)
(Loss) income from equity method investment	(1,560)	(220)	196	(276)
Net loss	(302,341)	(42,585)	(329,331)	(313,896)
Net (loss) income attributable to non-controlling interests	641	90	1,110	(63)
Net loss attributable to EHang Holdings Limited's ordinary shareholders	¥ (301,700)	$ (42,495)	¥ (328,221)	¥ (313,959)
Net loss per ordinary share
Net loss per ordinary share, Basic | (per share)	¥ (2.48)	$ (0.35)	¥ (2.86)	¥ (2.78)
Net loss per ordinary share, Diluted | (per share)	¥ (2.48)	$ (0.35)	¥ (2.86)	¥ (2.78)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Shares used in net loss per ordinary share computation , Basic	121,494	121,494	114,695	112,985
Shares used in net loss per ordinary share computation, Diluted	121,494	121,494	114,695	112,985
Net loss per ADS (2 ordinary shares equal to 1 ADS)
Net loss per ADS, Basic | (per share)	¥ (2.48)	$ (0.35)	¥ (2.86)	¥ (2.78)
Net loss per ADS, Diluted | (per share)	¥ (2.48)	$ (0.35)	¥ (2.86)	¥ (2.78)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil tax	¥ 69	$ 10	¥ 20,896	¥ (6,107)
Realized gains on available-for-sale investments, net of nil tax	0	0	0	(1,729)
Total other comprehensive (loss) income, net of tax	69	10	20,896	(7,836)
Comprehensive loss	(302,272)	(42,575)	(308,435)	(321,732)
Comprehensive (loss) income attributable to non-controlling interests	641	90	1,110	(63)
Comprehensive loss attributable to EHang Holdings Limited	¥ (301,631)	$ (42,485)	¥ (307,325)	¥ (321,795)
ADR [Member]
Net loss per ordinary share
Net loss per ordinary share, Basic | (per share)	¥ (4.96)	$ (0.7)	¥ (5.72)	¥ (5.56)
Net loss per ordinary share, Diluted | (per share)	(4.96)	(0.7)	(5.72)	(5.56)
Net loss per ADS (2 ordinary shares equal to 1 ADS)
Net loss per ADS, Basic | (per share)	(4.96)	(0.7)	(5.72)	(5.56)
Net loss per ADS, Diluted | (per share)	¥ (4.96)	$ (0.7)	¥ (5.72)	¥ (5.56)
Products
Revenues:
Revenues	¥ 100,960	$ 14,220	¥ 40,775	¥ 54,923
Costs of revenues	(34,304)	(4,832)	(15,038)	(19,991)
Services
Revenues:
Revenues	16,466	2,319	3,542	1,884
Costs of revenues	¥ (7,811)	$ (1,100)	¥ (60)	¥ (786)